                                As filed with the Commission on January 29, 2001
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X

        Post-Effective Amendment No. 35.............                        X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X

        Amendment No. 36............................                        X

                            BT PYRAMID MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-3433
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                  Copies to: Burton M. Leibert, Esq.
One South Street                                   Willkie Farr & Gallagher
Baltimore, Maryland 21202                          787 Seventh Ave
(Name and Address of Agent                         New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b)
[x] On January 29, 2001, pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BT Investment Portfolios, on behalf of PreservationPlus Portfolio has also executed this Registration Statement.

[Deutsche Asset Management logo]

Mutual Fund Prospectus

January 29, 2001

Institutional Class

PreservationPlus Fund

The Fund is designed exclusively for participant-directed employee benefit plans.

     [Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the
Deutsche Bank Group /

Overview
--------------------------------------------------------------------------------

of PreservationPlus Fund ("PreservationPlus') --Institutional Class

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks.
--------------------------------------------------------------------------------

PreservationPlus--Institutional Class

Overview of PreservationPlus

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at PreservationPlus

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   8
Risks.......................................................................   9
Management of the Fund......................................................  10
Calculating the Fund's Share Price..........................................  11
Dividends and Distributions.................................................  11

Tax Considerations..........................................................  11
Buying and Selling Fund Shares..............................................  12
Financial Highlights........................................................  14

--------------------------------------------------------------------------------

Overview of PreservationPlus--Institutional Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

 . There is a sharp rise in interest rates.
 . An issuer's creditworthiness declines.
 . Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

 . Securities we have selected may not perform as expected.
 . A price quotation may not be readily available and the Fund may not be able to sell a security at a price that reflects our estimate of its value.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. The use of Wrapper Agreements has its own risks, including:

 . The possibility of default by a financial institution providing a Wrapper
  Agreement ("Wrapper Provider').
 . The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that we incorrectly judge the potential risks and rewards of investing in derivatives.
WHO SHOULD CONSIDER INVESTINGIN THE FUND

You should consider investing in the Fund if you are seeking current income higher than money market mutual funds over most time periods and to preserve the value of your investment. The Fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

PreservationPlus offers shares only to participant-directed employee benefit plans. Sales are made: 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of the Fund. Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 . upon the plan participant's death, retirement, disability or termination;

 . to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and
 . for transfers to other plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in PreservationPlus if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in PreservationPlus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------
Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.
--------------------------------------------------------------------------------

                               Overview of PreservationPlus--Institutional Class

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Institutional Class shares of the Fund. The bar chart shows the Institutional Class' actual return for each full calendar year since it began selling those shares on December 12, 1997 (its inception date). Total returns for the Fund assume that an investor did not pay a redemption fee at the end of the periods shown. The table compares the Institutional Class' average annual return with the Lehman 1-3 Year Government/Corporate Index, the iMoneyNet First Tier Retail Money Funds Average, and Wrapped Lehman Intermediate Aggregate Index, over the last year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

As of December 31, 2000, the Fund's 30-day yield was 5.83%.
--------------------------------------------------------------------------------

The Lehman 1-3 Year Government/Corporate Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement, at an assumed expense level of 0.15%. The Wrapped Lehman Index more closely reflects the market sector in which the Fund invests than the other indices. The iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.
YEAR-BY-YEAR RETURNS
INSTITUTIONAL CLASS/1/
(each full calendar year since inception)

                                     [GRAPH]

                                  1998     5.88%
                                  1999     5.65%
                                  2000     5.97%

Since inception, the Institutional Class/1/ highest return in any calendar quarter was 1.48% (fourth quarter 2000) and its lowest quarterly return was 1.36% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR  PERIODS ENDED DECEMBER 31, 2000

                                Average Annual Returns
                                       Since Inception
                         1 Year (December 12, 1997)/1/
  PreservationPlus--
   Institutional
   Class                 5.97%          5.82%
 -----------------------------------------------------
  Lehman 1-3 Year
   Government/Corporate
   Index                 8.08%          6.04%
 -----------------------------------------------------
  iMoneyNet First
   Tier Retail
   Money Funds
   Average               5.81%          5.15%
 -----------------------------------------------------
  Wrapped Lehman
   Intermediate
   Aggregate Index       6.35%          6.17%
 -----------------------------------------------------

 /1/ The Lehman 1-3 Year
 Government/Corporate Index and
 iMoneyNet First Tier Retail Money
 Funds Average are calculated from
 December 31, 1997.
--------------------------------------------------------------------------------

Overview of PreservationPlus--Institutional Class


ANNUAL FUND OPERATING EXPENSES

The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of PreservationPlus--Institutional Class.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

Expense Example. This example illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information on the annual operating expenses reflects the expenses of both the Fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.)

/2/"Other Expenses' include the annual premium rates the Fund pays for Wrapper Agreements.

/3/The investment adviser and administrator have agreed, for the 16-month period from the Fund's fiscal year end of September 30, 2000, to waive their fees and reimburse expenses including the premiums on Wrapper Agreements so that total expenses will not exceed 0.40%.

/4/For the first 12 months, the expense example takes into account fee waivers and reimbursements.

 Shareholder Fees
 (fees paid directly from your investment)

  Maximum Sales Charge Imposed on
  Purchases                                None
 ----------------------------------------------
  Maximum Sales Charge on Reinvested
  Dividends                                None
 ----------------------------------------------
  Maximum Redemption Fee (as a percentage
  of amount  redeemed, as applicable)      2.0%
 ----------------------------------------------


 ANNUAL FEES AND EXPENSES
 (expenses paid from fund assets)

                     Percentage of Average
                       Daily Net Assets/1/

  Management Fees                    0.35%
 --------------------------------------------
  Distribution
  (12b-1) Fees                        None
 --------------------------------------------
  Other Fund
  Operating
  Expenses                           0.25%/2/
 --------------------------------------------
  Total Fund
  Operating
  Expenses                           0.60%
 --------------------------------------------
  Less: Fee Waivers
  or Expense
  Reimbursements                   (0.20)%/3/
 --------------------------------------------
  Net Expenses                       0.40%
 --------------------------------------------

 Expense Example/4/

     1 Year                3 Years                           5 Years                           10 Years
      $41                   $172                              $315                               $731
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at PreservationPlus--Institutional Class

OBJECTIVE

PreservationPlus seeks a high level of current income while seeking to maintain a stable value per share.

The Fund invests for current income; capital appreciation is not a goal of the Fund. While we give priority to earning income and maintaining the value of the Fund's principal, we cannot offer any assurance of achieving this goal.

STRATEGY

The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

PRINCIPAL INVESTMENTS

Fixed Income Securities. The Fund invests at least 65% of its net assets in fixed income securities including:

 . US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

 . US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

 . US dollar-denominated asset-backed securities issued by domestic or foreign entities.

 . Mortgage pass-through securities issued by governmental and non-governmental issuers.

 . Collateralized mortgage obligations and real estate mortgage investment conduits.
--------------------------------------------------------------------------------

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise but also are more likely to receive more income from their investment to compensate for the risk.

 . Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

 . We allocate assets among a diversified group of issuers.

 . We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's
  Investors Service, Inc., Standard & Poor's Ratings Service or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.

 . We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Covered Assets up to specified amounts, under certain circumstances. In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper
--------------------------------------------------------------------------------
Maturity measures the time remaining until an issuer must repay a bond's principal in full.

Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Class

Provider. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the Fund's assets that it covers.

The Crediting Rate:

 . Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and

 . Is a significant component of the Fund's yield.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

 . We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.

 . We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The Fund may invest in various instruments commonly known as "derivatives' to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use
--------------------------------------------------------------------------------
A high quality rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

Futures contracts, options on futures contracts, and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.
derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Other Investments. The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread' sectors have historically offered higher returns than US government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also enters into Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We may invest up to 100% of the Fund's assets in short-term obligations within one of the top two investment ratings, if the situation warranted. These short-term obligations may not be covered by a Wrapper Agreement. To the extent we might adopt such a position and over the course of its duration, the Fund may not meet its goal of a high level of current income or a stable net asset value.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the master portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.
--------------------------------------------------------------------------------

                        A Detailed Look at PreservationPlus--Institutional Class


RISKS

Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, as well as the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

 . A Wrapper Provider could default, which could cause the Fund's share value to fluctuate and could result in losses for plan participants who sell their shares.

 . The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

 . The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

 . The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.

 . If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.

 . Compared to investing in a traditional fixed income fund, the Fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. If Wrapper Agreements are not in place, this procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

 . the derivative may not fully offset the underlying positions;

 . the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the possibility the Fund cannot sell the derivative because of an illiquid secondary market.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Class


If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Funds Management, Bankers Trust Company, DB Alex Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company ("Bankers Trust') with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. Bankers Trust is an indirect wholly-owned subsidiary of Deutsche Bank AG. As investment adviser, Bankers Trust makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. The investment adviser received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year. The investment adviser reimbursed a portion of its fee during the period.

As of September 30, 2000, Bankers Trust had total assets under management of approximately $190 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of September 30, 2000, Bankers Trust managed approximately $15 billion in stable value assets.

At a special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons,' generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 130 Liberty Street, New York, New York 10006. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to nine other investment companies.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA

 . Managing Director of the investment adviser.

 . Portfolio Manager of the master portfolio since its inception.

 . Joined Bankers Trust in 1980.

 . Head of the Stable Value investment group.

Louis R. D'Arienzo

 . Director of the investment adviser.

 . Portfolio Manager of the fixed income portion of the master portfolio since its inception.

 . Joined Bankers Trust in 1981.

 . Portfolio Manager in the Structured Fixed Income investment group.

John D. Axtell

 . Managing Director of the investment adviser.

 . Portfolio Manager of the wrapper agreements in the master portfolio since its inception.

 . Joined Bankers Trust in 1990.

 . Portfolio Manager in the Stable Value investment group.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your
--------------------------------------------------------------------------------

                        A Detailed Look at PreservationPlus--Institutional Class

account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The Fund is a "feeder fund' that invests all of its assets in a "master portfolio,' the PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of a Fund's shares (also known as the "net asset value' or "NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for
--------------------------------------------------------------------------------
The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July
4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
deducting all of a Fund"s liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, for the Fund are declared daily and paid monthly. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

We automatically reinvest all dividends and capital gains, if any, unless you elect to receive your distributions in cash.

TAX CONSIDERATIONS

The Fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the Fund.
--------------------------------------------------------------------------------
A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Class


For plan participants utilizing the Fund as an investment option under their plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

BUYING AND SELLING FUND SHARES

The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 . upon the plan participant's death, retirement, disability or termination;

 . to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and

 . for transfers to other plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information

 . If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

 . If you are a plan administrator or fiduciary, you should call 1-800-730-1313 for information about the plan's account with the Fund.

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.
Transactions in Fund Shares

Each plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares

 . After receiving a plan's order, the Fund buys or sells shares at the next price calculated on any day the Fund is open for business.

 . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven days.

 . The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the master portfolio.

 . The Fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind' if a redemption request is larger than the lesser of $500,000 or 1% of the Fund's NAV. The Fund may also redeem "in kind' if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.

 . The Fund does not issue share certificates.

 . We reserve the right to reject purchases of Fund shares, including exchanges, for any reason.

 . The Fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

 . Sales orders not directed by plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.

 . Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In this connection, the Fund specifically reserves the right to refuse (i) purchase or exchange requests for any reason or (ii) multiple purchase or exchange requests, submitted by a shareholder, group of shareholders, commonly controlled accounts or a dealer, that are deemed by the Fund, in its sole discretion, to involve excessive trading or to be part of a market timing strategy. For these purposes, the

--------------------------------------------------------------------------------

                        A Detailed Look at PreservationPlus--Institutional Class

 Fund may consider, among other factors, an investor's trading history in the Fund or an affiliated fund, the funds involved, the amount of the investment and the background of the investors or dealers involved.

 . We reserve the right to reject purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Class


The table below provides a picture of the Institutional Class' financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.
 FINANCIAL HIGHLIGHTS
 INSTITUTIONAL CLASS SHARES

                                             For the        For the  Period
                                         Years Ended   December 12, 1997/1/
                                       September 30,                through
                                       2000      1999    September 30, 1998
  Per Share Operating
   Performance:
  Net Asset Value, Beginning of
   Period                            $10.00    $10.00           $10.00
 ------------------------------------------------------------------------------
  Income (Loss) from Investment
   Operations
  Net Investment Income                0.58      0.55             0.46
 ------------------------------------------------------------------------------
  Distributions to Shareholders
  Net Investment Income               (0.58)    (0.55)           (0.46)
 ------------------------------------------------------------------------------
  Net Realized Gains/2/                 --      (0.05)             --
 ------------------------------------------------------------------------------
  Reverse Stock Split/2/                --       0.05              --
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period     $10.00    $10.00           $10.00
 ------------------------------------------------------------------------------
  Total Investment Return/3/           5.91%     5.66%            5.91%/4/
 ------------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s
   omitted)                        $199,121  $186,563         $162,193
 ------------------------------------------------------------------------------
  Ratios to Average Net Assets:
  Net Investment Income                5.76%     5.53%            5.79%/4/
 ------------------------------------------------------------------------------
  Expenses After Waivers,
   Including Expenses of the
   PreservationPlus Portfolio          0.40%     0.40%            0.40%/4/
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
   Including Expenses of the
   PreservationPlus Portfolio          0.60%     0.66%            0.90%/4/
 ------------------------------------------------------------------------------
  Portfolio Turnover Rate/5/            237%      291%             428%/6/
 ------------------------------------------------------------------------------

 /1/Commencement of operations.

 /2/In order to comply with requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the Fund. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share. On December 4, 1998, the Fund declared a capital gain distribution of $0.05 per share and a corresponding reverse stock split of .995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.
 /3/Total returns for the Fund assumes that an investor did not pay a redemption fee at the end of the periods shown.
 /4/Annualized.
 /5/The portfolio turnover rate is the rate for the master portfolio, into which the Fund invests its assets.
 /6/For the period October 1, 1997 to September 30, 1998.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 29, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                                  Deutsche Asset Management Service Center
                                  P.O. Box 219210
                                  Kansas City, MO 64121-9210
or call our toll-free number:     1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


                                                                CUSIP
PreservationPlus--Institutional Class                           #055847818
BT Pyramid Mutual Funds
                                                                1691PRO (1/01)
                                                                811-6576
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

[Deutsche Asset Management logo]

Mutual Fund Prospectus
January 29, 2001

Institutional Service Class

PreservationPlus Fund

The Fund is designed exclusively for participant-directed employee benefit plans.

     [Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the
Deutsche Bank Group /

Overview
--------------------------------------------------------------------------------

of PreservationPlus Fund ("PreservationPlus') --Institutional Service Class

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.
Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks.
--------------------------------------------------------------------------------

PreservationPlus--Institutional Service Class

Overview of PreservationPlus

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at PreservationPlus

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   8
Risks.......................................................................   9
Management of the Fund......................................................  10
Calculating the Fund's Share Price..........................................  11
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  12
Buying and Selling Fund Shares..............................................  12
Financial Highlights........................................................  14

--------------------------------------------------------------------------------

Overview of PreservationPlus--Institutional Service Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

 .  There is a sharp rise in interest rates.
 .  An issuer's creditworthiness declines.
 . Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

 .  Securities we have selected may not perform as expected.
 . A price quotation may not be readily available and the Fund may not be able to sell a security at a price that reflects our estimate of its value.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. The use of Wrapper Agreements has its own risks, including:

 .  The possibility of default by a financial institution providing a Wrapper
   Agreement ("Wrapper Provider').
 . The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that we incorrectly judge the potential risks and rewards of investing in derivatives.
WHO SHOULD CONSIDER INVESTING IN THE FUND

While the Fund continues to offer other classes of shares, effective October 18, 1999, the Institutional Service Class of PreservationPlus ceased establishing new accounts. The Fund offers two other classes--Investment Class and Institutional Class--that are open to new shareholders. There are different fees associated with investing in the Investment Class and the Institutional Class. For a free copy of the prospectuses for the Investment Class and the Institutional Class, please call 1-800-730-1313. Read the prospectus carefully before investing.

You should consider investing in the Fund if you are seeking current income higher than money market mutual funds over most time periods and to preserve the value of your investment. The Fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

PreservationPlus offers shares only to participant-directed employee benefit plans. Sales are made: 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of the Fund. Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 .  upon the plan participant's death, retirement, disability or termination;

 .  to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and
 .  for transfers to other plan investment options that are not competing funds.
   Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in PreservationPlus if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in PreservationPlus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.
--------------------------------------------------------------------------------

                       Overview of PreservationPlus--Institutional Service Class

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Institutional Service Class shares of the Fund. The bar chart shows the Institutional Service Class's actual return for each full calendar year since it began selling those shares on April 1, 1998 (its inception date). Total returns for the Fund assume that an investor did not pay a redemption fee at the end of the periods shown. The table compares the Institutional Service Class' average annual return with the Lehman 1-3 Year Government/Corporate Index, the iMoneyNet First Tier Retail Money Funds Average, and wrapped Lehman Intermediate Aggregate Index, over the last year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

As of December 31, 2000, the Fund's 30-day yield was 5.68%.
--------------------------------------------------------------------------------
Lehman 1-3 Year Government/Corporate Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement, at an assumed expense level of 0.15%. The Wrapped Lehman Index more closely reflects the market sector in which the Fund invests than the other indices. The iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

YEAR-BY-YEAR RETURNS
INSTITUTIONAL CLASS/1/
(each full calendar since inception)

                                    [GRAPH]

                                1999      5.50%
                                2000      5.80%

Since inception, the Institutional Service Class' highest return in any calendar quarter was 1.44% (third quarter 2000) and its lowest quarterly return was 1.32% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIODS ENDED
 DECEMBER 31, 2000

                            Average Annual Returns
                                   Since Inception
                         1 Year (April 1, 1998)/1/


  PreservationPlus--
   Institutional
   Service Class         5.80%               5.67%
 -------------------------------------------------
  Lehman 1-3 Year
   Government/Corporate
   Index                 8.08%               6.06%
 -------------------------------------------------
  iMoneyNet First
   Tier Retail
   Money Funds
   Average               5.81%               5.14%
 -------------------------------------------------
  Wrapped Lehman
   Intermediate
   Aggregate Index       6.34%               6.16%
 -------------------------------------------------

 /1/ The Lehman 1-3 Year
 Government/Corporate Index and
 iMoneyNet First Tier Retail Money
 Funds Average are calculated from
 March 31, 1998.


--------------------------------------------------------------------------------

Overview of PreservationPlus--Institutional Service Class


ANNUAL FUND OPERATING EXPENSES

The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of PreservationPlus--Institutional Service Class.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

Institutional Service Class shares are subject to shareholder servicing fees in the maximum amount of 0.15% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Expense Example. This example illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information on the annual operating expenses reflects the expenses of both the Fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.)

/2/"Other Expenses' include the annual premium rates the Fund pays for Wrapper Agreements.

/3/The investment adviser and administrator have agreed, for the 16-month period from the Fund's fiscal year end of September 30, 2000, to waive their fees and reimburse expenses including the annual premiums on Wrapper Agreements so that total expenses will not exceed 0.55%.

/4/For the first 12 months, the expense example takes into account fee waivers and reimbursements.

 Shareholder Fees
 (fees paid directly from your investment)

  Maximum Sales Charge Imposed on
  Purchases                                None
 ----------------------------------------------
  Maximum Sales Charge on Reinvested
  Dividends                                None
 ----------------------------------------------
  Maximum Redemption Fee (as a percentage
   of amount redeemed, as applicable)      2.0%
 ----------------------------------------------

 ANNUAL FEES AND EXPENSES
 (expenses paid from fund assets)

                           Percentage of Average
                             Daily Net Assets/1/

  Management Fees                          0.35%
 --------------------------------------------------
  Distribution (12b-1)
  Fees                                      None
 --------------------------------------------------
  Other Fund Operating
  Expenses (including a
  0.15%
   shareholder servicing
  fee)                                     0.41%/2/
 --------------------------------------------------
  Total Fund Operating
  Expenses                                 0.76%
 --------------------------------------------------
  Less: Fee Waivers or
  Expense Reimbursements                 (0.21)%/3/
 --------------------------------------------------
  Net Expenses                             0.55%
 --------------------------------------------------

 EXPENSE EXAMPLE/4/

     1 Year                3 Years                           5 Years                           10 Years
      $56                   $222                              $402                               $923
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at PreservationPlus--Institutional Service Class

OBJECTIVE

PreservationPlus seeks a high level of current income while seeking to maintain a stable value per share.

The Fund invests for current income; capital appreciation is not a goal of the Fund. While we give priority to earning income and maintaining the value of the Fund's principal, we cannot offer any assurance of achieving this goal.

STRATEGY

The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

PRINCIPAL INVESTMENTS

Fixed Income Securities. The Fund invests at least 65% of its net assets in fixed income securities including:

 . US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

 . US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

 . US dollar-denominated asset-backed securities issued by domestic or foreign entities.

 . Mortgage pass-through securities issued by governmental and non-governmental issuers.

 . Collateralized mortgage obligations and real estate mortgage investment conduits.

 . Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs
--------------------------------------------------------------------------------
Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.
 and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

 . We allocate assets among a diversified group of issuers.

 . We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's
  Investors Service, Inc., Standard & Poor's Ratings Service or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.

 . We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Covered Assets up to specified amounts, under certain circumstances. In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays,
--------------------------------------------------------------------------------
Maturity measures the time remaining until an issuer must repay a bond's principal in full.

Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Service Class

when applicable, based on the pro rata portion of the Fund's assets that it covers.

The Crediting Rate:

 . Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and

 . Is a significant component of the Fund's yield.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

 . We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.

 . We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The Fund may invest in various instruments commonly known as "derivatives' to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.
--------------------------------------------------------------------------------
A high quality rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

Futures contracts, options on futures contracts, and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments. The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread' sectors have historically offered higher returns than US government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund enters into Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We may invest up to 100% of the Fund's assets in short-term obligations within one of the top two investment ratings, if the situation warranted. These short-term obligations may not be covered by a Wrapper Agreement. To the extent we might adopt such a position and over the course of its duration, the Fund may not meet its goal of a high level of current income or a stable net asset value.

High turnover can increase the Fund's transaction costs, thereby lowering its returns.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the master portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate.
--------------------------------------------------------------------------------

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                A Detailed Look at PreservationPlus--Institutional Service Class

RISKS

Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, as well as the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

 . A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for plan participants who sell their shares.

 . The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

 . The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

 . The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.

 . If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.

 . Compared to investing in a traditional fixed income fund, the Fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. If Wrapper Agreements are not in place, this procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

 . the derivative may not fully offset the underlying positions;

 . the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the possibility the Fund cannot sell the derivative because of an illiquid secondary market.
--------------------------------------------------------------------------------

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A Detailed Look at PreservationPlus--Institutional Service Class


If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Funds Management, Bankers Trust Company, DB Alex Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company ("Bankers Trust'), with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. Bankers Trust is an indirect wholly-owned subsidiary of Deutsche Bank AG. As investment adviser, Bankers Trust makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. The investment adviser received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year. The investment adviser reimbursed a portion of its fee during the period.

As of September 30, 2000, Bankers Trust had total assets under management of approximately $190 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of September 30, 2000, Bankers Trust managed approximately $15 billion in stable value assets.

At a special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not interested persons,' generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 130 Liberty Street, New York, New York, 10006. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to nine other investment companies.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA

 . Managing Director of the investment adviser.

 . Portfolio Manager of the master portfolio since its inception.

 . Joined Bankers Trust in 1980.

 . Head of the Stable Value investment group.

Louis R. D'Arienzo

 . Director of the investment adviser.

 . Portfolio Manager of the fixed income portion of the master portfolio since its inception.

 . Joined Bankers Trust in 1981.

 . Portfolio Manager in the Structured Fixed Income investment group.

John D. Axtell

 . Managing Director of the investment adviser.

 . Portfolio Manager of the wrapper agreements in the master portfolio since its inception.

 . Joined Bankers Trust in 1990.

 . Portfolio Manager in the Stable Value investment group.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish
--------------------------------------------------------------------------------

                A Detailed Look at PreservationPlus--Institutional Service Class

and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The Fund is a "feeder fund' that invests all of its assets in a "master portfolio,' the PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of a Fund's shares (also known as the "net asset value' or "NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for
--------------------------------------------------------------------------------
The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July
4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, for the Fund are declared daily and paid monthly. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

We automatically reinvest all dividends and capital gains, if any, unless you elect to receive your distributions in cash.
--------------------------------------------------------------------------------
A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

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A Detailed Look at PreservationPlus--Institutional Service Class

TAX CONSIDERATIONS

The Fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the Fund.

For plan participants utilizing the Fund as an investment option under their plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

BUYING AND SELLING FUND SHARES

The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 . upon the plan participant's death, retirement, disability or termination;

 . to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and

 . for transfers to other plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information

 . If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

 . If you are a plan administrator or fiduciary, you should call 1-800-730-1313 for information about the plan's account with the Fund.

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Transactions in Fund Shares

Each plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares

 . After receiving a plan's order, the Fund buys or sells shares at the next price calculated on any day the Fund is open for business.

 . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven days.

 . The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the master portfolio.

 . The Fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind' if a redemption request is larger than the lesser of $500,000 or 1% of the Fund's NAV. The Fund may also redeem "in kind' if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.

 . The Fund does not issue share certificates.

 . We reserve the right to reject purchases of Fund shares, including exchanges, for any reason.

 . The Fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

 . Sales orders not directed by plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.

 . Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In this connection, the Fund specifically reserves the right to refuse (i) purchase or exchange requests

--------------------------------------------------------------------------------

                A Detailed Look at PreservationPlus--Institutional Service Class

 for any reason or (ii) multiple purchase or exchange requests, submitted by a shareholder, group of shareholders, commonly controlled accounts or a dealer, that are deemed by the Fund, in its sole discretion, to involve excessive trading or to be part of a market timing strategy. For these purposes, the

 Fund may consider, among other factors, an investor's trading history in the Fund or an affiliated fund, the funds involved,

 the amount of the investment and the background of the investors or dealers involved.

 . We reserve the right to reject purchases of Fund shares (including exchanges)
  or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Institutional Service Class

The table below provides a picture of the Institutional Service Class' financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SERVICE CLASS SHARES

                                                            For the Period
                                                 For the   April 1, 1998/1
                                             Years Ended         / through
                                           September 30,     September 30,
                                           2000      1999             1998
  Per Share Operating Performance:
  Net Asset Value, Beginning of Period   $10.00    $10.00           $10.00
 -----------------------------------------------------------------------------
  Income (Loss) from Investment
   Operations
  Net Investment Income                    0.56      0.54             0.28
 -----------------------------------------------------------------------------
  Distributions to Shareholders
  Net Investment Income                   (0.56)    (0.54)           (0.28)
 -----------------------------------------------------------------------------
  Net Realized Gains/2/                     --      (0.05)             --
 -----------------------------------------------------------------------------
  Reverse Stock Split/2/                    --       0.05              --
 -----------------------------------------------------------------------------
  Net Asset Value, End of Period         $10.00    $10.00           $10.00
 -----------------------------------------------------------------------------
  Total Investment Return/3/               5.75%     5.50%            5.78%/4/
 -----------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s
   omitted)                             $75,133  $114,935          $55,137
 -----------------------------------------------------------------------------
  Ratios to Average Net Assets:
  Net Investment Income                    5.60%     5.43%            5.66%/4/
 -----------------------------------------------------------------------------
  Expenses After Waivers, Including
   Expenses of the
   PreservationPlus Portfolio              0.55%     0.55%            0.55%/4/
 -----------------------------------------------------------------------------
  Expenses Before Waivers, Including
   Expenses of the
   PreservationPlus Portfolio              0.76%     0.83%            0.94%/4/
 -----------------------------------------------------------------------------
  Portfolio Turnover Rate/5/                237%      291%             428%/6/
 -----------------------------------------------------------------------------

 /1/Commencement of operations.

 /2/In order to comply with requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the Fund. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share. On December 4, 1998, the Fund declared a capital gain distribution of $0.05 per share and a corresponding reverse stock split of .995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.
 /3/Total returns for the Fund assumes that an investor did not pay redemption fee at the end of the periods shown.
 /4/Annualized.
 /5/The portfolio turnover rate is the rate for the master portfolio, into which the Fund invests its assets.
 /6/For the period October 1, 1997 to September 30, 1998.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 29, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

Deutsche Asset Management Service Center
P.O. Box 219210
Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


                                                                CUSIP
PreservationPlus--Institutional Service Class                   #055847826
BT Pyramid Mutual Funds
                                                                1685PRO (1/01)
                                                                811-6576
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

[Deutsche Asset Management logo]

Mutual Fund Prospectus
January 29, 2001

Investment Class

PreservationPlus Fund

The Fund is designed exclusively for participant directed employee benefit plans.

     [Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the
Deutsche Bank Group /

Overview
--------------------------------------------------------------------------------

of PreservationPlus Fund ("PreservationPlus') --Investment Class

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.
Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.




INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks.
--------------------------------------------------------------------------------

PreservationPlus--Investment Class

Overview of PreservationPlus

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at PreservationPlus

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   8
Risks.......................................................................   8
Management of the Fund......................................................   9
Calculating the Fund's Share Price..........................................  11
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  11
Buying and Selling Fund Shares..............................................  11
Financial Highlights........................................................  13

--------------------------------------------------------------------------------

Overview of PreservationPlus--Investment Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

 . There is a sharp rise in interest rates.
 . An issuer's creditworthiness declines.
 . Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

 . Securities we have selected may not perform as expected.
 . A price quotation may not be readily available and the Fund may not be able to sell a security at a price that reflects our estimate of its value.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. The use of Wrapper Agreements has its own risks, including:

 . The possibility of default by a financial institution providing a Wrapper
  Agreement ("Wrapper Provider').
 . The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that we incorrectly judge the potential risks and rewards of investing in derivatives.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking current income higher than money market mutual funds over most time periods and to preserve the value of your investment. The Fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

PreservationPlus offers shares only to participant-directed employee benefit plans. Sales are made: 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of the Fund. Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 . upon the plan participant's death, retirement, disability or termination;
 . to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and
 . for transfers to other plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in PreservationPlus if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in PreservationPlus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------
Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.
--------------------------------------------------------------------------------

                                  Overview of PreservationPlus--Investment Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Investment Class shares of Fund. The bar chart shows the Investment Class' actual return for each full calendar year since it began selling those shares on September 23, 1998 (its inception date). Total returns for the Fund assume that an investor did not pay a redemption fee at the end of the periods shown. The table compares the Investment Class' average annual return with the Lehman 1-3 Year Government/Corporate Index, the iMoneyNet First Tier Retail Money Funds Average, and Wrapped Lehman Intermediate Aggregate Index, over the last year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

As of December 31, 2000, the Fund's 30-day yield was 5.58%.
--------------------------------------------------------------------------------

The Lehman 1-3 Year Government/Corporate Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement, at an assumed expense level of 0.15%. The Wrapped Lehman Index more closely reflects the market sector in which the Fund invests than the other indices. The iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

YEAR-BY-YEAR RETURNS
INSTITUTIONAL CLASS/1/
(each full calendar year since inception)

                                    [GRAPH]

                                1999      5.24%
                                2000      5.73%

Since inception, the Investment Class' highest return in any calendar quarter was 1.47% (third quarter 2000) and its lowest quarterly return was 1.26% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2000

                                Average Annual Returns
                             1         Since Inception
                          Year (September 23, 1998)/1/
  PreservationPlus
  --
   Investment Class      5.73%          5.47%
 -----------------------------------------------------
  Lehman 1-3 Year
   Government/Corporate
  Index                  8.08%          5.33%
 -----------------------------------------------------
  iMoneyNet First
  Tier Retail
   Money Funds
  Average                5.81%          5.16%
 -----------------------------------------------------
  Wrapped Lehman
  Intermediate
   Aggregate Index       5.93%          5.61%
 -----------------------------------------------------

 /1/ The Lehman 1-3 Year
 Government/Corporate Index and
 iMoneyNet First Tier Retail Money
 Funds Average are calculated from
 September 30, 1998.

--------------------------------------------------------------------------------

Overview of PreservationPlus--Investment Class

ANNUAL FUND OPERATING EXPENSES

The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of the PreservationPlus--Investment Class.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

Investment Class shares are subject to shareholder servicing fees in the maximum amount of 0.25% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Expense Example. This example illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.)

/2/ "Other Expenses' include the annual premium rates the Fund pays for Wrapper Agreements.

 SHAREHOLDER FEES
 (fees paid directly from your investment)

  Maximum Sales Charge Imposed on
  Purchases                                None
 ----------------------------------------------
  Maximum Sales Charge on Reinvested
  Dividends                                None
 ----------------------------------------------
  Maximum Redemption Fee (as a percentage
  of amount  redeemed, as applicable)      2.0%
 ----------------------------------------------


 ANNUAL FEES AND EXPENSES
 (expenses paid from fund assets)

     Percentage of Average Daily Net Assets/1/

  Management Fees                      0.35%
 ----------------------------------------------
  Distribution (12b-1) Fees             None
 ----------------------------------------------
  Other Fund Operating Expenses
  (including a 0.25%  shareholder
  servicing fee)                       0.70%/2/
 ----------------------------------------------
  Total Fund Operating Expenses        1.05%
 ----------------------------------------------
  Less: Fee Waivers or Expense
  Reimbursements                     (0.40)%/3/
 ----------------------------------------------
  Net Expenses                         0.65%
 ----------------------------------------------

 EXPENSE EXAMPLE/4/

     1 Year                3 Years                           5 Years                           10 Years
      $66                   $294                              $541                              $1,246
 ---------------------------------------------------------------

 /3/ The investment adviser and
 administrator have agreed, for the
 16-month period from the Fund's
 fiscal year end of September 30,
 2000, to waive their fees and
 reimburse expenses so that total
 expenses will not exceed 0.65%.

 /4/ For the first 12 months, the
 expense example takes into account
 fee waivers and reimbursements.
--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at PreservationPlus--Investment Class

OBJECTIVE

PreservationPlus seeks a high level of current income while seeking to maintain a stable value per share.

The Fund invests for current income; capital appreciation is not a goal of the Fund. While we give priority to earning income and maintaining the value of the Fund's principal, we cannot offer any assurance of achieving this goal.

STRATEGY

The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

PRINCIPAL INVESTMENTS

Fixed Income Securities. The Fund invests at least 65% of its net assets in fixed income securities including:

 . US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

 . US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

 . US dollar-denominated asset-backed securities issued by domestic or foreign entities.

 . Mortgage pass-through securities issued by governmental and non-governmental issuers.

 . Collateralized mortgage obligations and real estate mortgage investment conduits.

 . Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs
--------------------------------------------------------------------------------
Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.
 and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

 . We allocate assets among a diversified group of issuers.

 . We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's
  Investors Service, Inc., Standard & Poor's Ratings Service or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.

 . We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Covered Assets up to specified amounts, under certain circumstances. In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the Fund's assets that it covers.
--------------------------------------------------------------------------------
Maturity measures the time remaining until an issuer must repay a bond's principal in full.
Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Investment Class


The Crediting Rate:

 . Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and

 . Is a significant component of the Fund's yield.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

 . We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.

 . We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The Fund may invest in various instruments commonly known as "derivatives' to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Other Investments. The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA)
--------------------------------------------------------------------------------
A high quality rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

Futures contracts, options on futures contracts, and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.
securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread' sectors have historically offered higher returns than US government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also enters into Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We may invest up to 100% of the Fund's assets in short-term obligations within one of the top two investment ratings, if the situation warranted. These short-term obligations may not be covered by a Wrapper Agreement. To the extent we might adopt such a position and over the course of its duration, the Fund may not meet its goal of a high level of current income or a stable net asset value.

RISKS

Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, as well as the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the master portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.
--------------------------------------------------------------------------------

                           A Detailed Look at PreservationPlus--Investment Class

rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

 . A Wrapper Provider could default, which could cause the Fund's share value to fluctuate and could result in losses for plan participants who sell their shares.

 . The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

 . The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

 . The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.

 . If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.

 . Compared to investing in a traditional fixed income fund, the Fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. If Wrapper Agreements are not in place, this procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

 . the derivative may not fully offset the underlying positions;

 . the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Funds Management, Bankers Trust Company, DB Alex Brown
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Investment Class

LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company ("Bankers Trust'), with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. Bankers Trust is an indirect wholly-owned subsidiary of Deutsche Bank AG. As investment adviser, Bankers Trust makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year. The investment adviser reimbursed a portion of its fee during the period.

As of September 30, 2000, Bankers Trust had total assets under management of approximately $190 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of September 30, 2000, Bankers Trust managed approximately $15 billion in stable value assets.

At a special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons,' generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 130 Liberty Street, New York, New York 10006. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to nine other investment companies.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA

 . Managing Director of the investment adviser.

 . Portfolio Manager of the master portfolio since its inception.

 . Joined Bankers Trust in 1980.

 . Head of the Stable Value investment group.

Louis R. D'Arienzo

 . Director of the investment adviser.

 . Portfolio Manager of the fixed income portion of the master portfolio since its inception.

 . Joined Bankers Trust in 1981.

 . Portfolio Manager in the Structured Fixed Income investment group.

John D. Axtell

 . Managing Director of the investment adviser.

 . Portfolio Manager of the wrapper agreements in the master portfolio since its inception.

 . Joined Bankers Trust in 1990.

 . Portfolio Manager in the Stable Value investment group.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.
--------------------------------------------------------------------------------

                           A Detailed Look at PreservationPlus--Investment Class


Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The Fund is a "feeder fund' that invests all of its assets in a "master portfolio,' the PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of a Fund's shares (also known as the "net asset value' or "NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value
--------------------------------------------------------------------------------
The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July
4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
(plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, for the Fund are declared daily and paid monthly. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

We automatically reinvest all dividends and capital gains, if any, unless you elect to receive your distributions in cash.

TAX CONSIDERATIONS

The Fund does not ordinarily pay any US federal income tax. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For plan participants utilizing the Fund as an investment option under their plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

BUYING AND SELLING FUND SHARES

The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles
--------------------------------------------------------------------------------
A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

A Detailed Look at PreservationPlus--Investment Class

such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 . upon the plan participant's death, retirement, disability or termination;

 . to fund plan participant loans and other "in service' withdrawals made pursuant to the terms of the plan; and

 . for transfers to other plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information

 . If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

 . If you are a plan administrator or fiduciary, you should call 1-800-730-1313 for information about the plan's account with the Fund.

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Transactions in Fund Shares

Each plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares

 . After receiving a plan's order, the Fund buys or sells shares at the next price calculated on any day the Fund is open for business.

 . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven days.

 . The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the master portfolio.

 . The Fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind' if a redemption request is larger than the lesser of $500,000 or 1% of the Fund's NAV. The Fund may also redeem "in kind' if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.

 . The Fund does not issue share certificates.

 . We reserve the right to reject purchases of Fund shares, including exchanges, for any reason.

 . The Fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

 . Sales orders not directed by plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.

 . Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In this connection, the Fund specifically reserves the right to refuse (i) purchase or exchange requests for any reason or (ii) multiple purchase or exchange requests, submitted by a shareholder, group of shareholders, commonly controlled accounts or a dealer, that are deemed by the Fund, in its sole discretion, to involve excessive trading or to be part of a market timing strategy. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund or an affiliated fund, the funds involved, the amount of the investment and the background of the investors or dealers involved.

 . We reserve the right to reject purchases of Fund shares (including exchanges)
  or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.
--------------------------------------------------------------------------------

                           A Detailed Look at PreservationPlus--Investment Class


The table below provides a picture of the Investment Class' financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS
 INVESTMENT CLASS SHARES

                                            For the          For the Period
                                        Years Ended   September 23, 1998/1/
                                      September 30,                 through
                                       2000     1999     September 30, 1998
  Per Share Operating Performance:
  Net Asset Value, Beginning of
   Period                            $10.00   $10.00            $10.00
 ------------------------------------------------------------------------------
  Income (Loss) from Investment
  Operations
  Net Investment Income                0.55     0.51              0.01
 ------------------------------------------------------------------------------
  Distributions to Shareholders
  Net Investment Income               (0.55)   (0.51)            (0.01)
 ------------------------------------------------------------------------------
  Net Realized Gains/2/                 --     (0.05)              --
 ------------------------------------------------------------------------------
  Reverse Stock Split/2/                --      0.05               --
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period     $10.00   $10.00            $10.00
 ------------------------------------------------------------------------------
  Total Investment Return/3/           5.64%    5.25%             5.42%/4/
 ------------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s
   omitted)                         $36,388  $17,099              $404
 ------------------------------------------------------------------------------
  Ratios to Average Net Assets:
  Net Investment Income                5.49%    5.20%             5.42%/4/
 ------------------------------------------------------------------------------
  Expenses After Waivers,
   Including Expenses of the
   PreservationPlus Portfolio          0.65%    0.80%             0.80%/4/
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
   Including Expenses of the
   PreservationPlus Portfolio          1.05%    1.18%             1.23%/4/
 ------------------------------------------------------------------------------
  Portfolio Turnover Rate/5/            237%     291%              428%/6/
 ------------------------------------------------------------------------------

 /1/Commencement of operations.

 /2/In order to comply with requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the Fund. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share. On December 4, 1998, the Fund declared a capital gain distribution of $0.05 per share and a corresponding reverse stock split of .995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.
 /3/Total returns for the Fund assumes that an investor did not pay a redemption fee at the end of the periods shown.
 /4/Annualized.
 /5/The portfolio turnover rate is the rate for the master portfolio, into which the Fund invests its assets.
 /6/For the period October 1, 1997 to September 30, 1998.
--------------------------------------------------------------------------------

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

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



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 29, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


                                                                CUSIP #055847834
PreservationPlus--Investment Class
BT Pyramid Mutual Funds                                         1708PRO (1/01)
                                                                811-6576
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                January 29, 2001

BT Pyramid Mutual Funds

Preservation Plus
     Investment Class
     Institutional Class
     Institutional Service Class

PreservationPlus (the `Fund') is a separate series of BT Pyramid Mutual Funds (the `Trust'), an open-end, management investment company (mutual fund). The Investment Class, Institutional Class, and Institutional Service Class of shares (individually and collectively referred to as `Shares' as the context may require) of the Fund are described herein.

As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in PreservationPlus Portfolio (the `Portfolio'), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate series of BT Investment Portfolios, a New York master trust fund (the `Portfolio Trust').

Shares are sold by ICC Distributors, Inc., the Trust's distributor ("ICCD"), to participant-directed employee benefit plans meeting specified criteria (`Plans'). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, `Plan Pools'). Bankers Trust Company (`Bankers Trust') is the Portfolio's investment adviser (`Adviser').

The Fund's Prospectuses (individually and collectively referred to as the `Prospectus' as the context may require) are dated January 29, 2001. The Prospectus provides the basic information investors should know before investing. This Statement of Additional Information (`SAI'), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust). This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus. The Fund's and Portfolio's financial statements for the year ended September 30, 2000, are incorporated herein by reference to the Annual Report to shareholders dated September 30, 2000. A copy of the Fund's and Portfolio's Annual Report may be obtained without charge by calling the Fund at the toll-free number 1-800-730-1313.

                             BANKERS TRUST COMPANY

             Investment Adviser of the Portfolio and Administrator

                            ICC DISTRIBUTORS, INC.
                                  Distributor
                              Two Portland Square
                             Portland, Maine 04101

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..........................................................    4
         Investment Objective............................................................................    4
         Investment Policies.............................................................................    4
         Short-Term Instruments..........................................................................    4
         Derivatives.....................................................................................   23
         Futures Contracts and Options on Futures Contracts..............................................   29
         Rating Services.................................................................................   37
         Investment Restrictions.........................................................................   37
         Portfolio Transactions and Brokerage Commissions................................................   39
PERFORMANCE INFORMATION..................................................................................   40
         Standard Performance Information................................................................   40
         Comparison of Fund Performance..................................................................   42
         Economic and Market Information.................................................................   42
VALUATION OF ASSETS; REDEMPTIONS IN KIND.................................................................   43
MANAGEMENT OF THE TRUSTS.................................................................................   46
         Trustees of the Trusts and Portfolio............................................................   46
         Officers of the Trusts and Portfolio............................................................   48
         Trustee Compensation Table......................................................................   48
         Code of Ethics..................................................................................   49
         Investment Adviser..............................................................................   50
         Administrator...................................................................................   51
         Waivers and Reimbursements......................................................................   51
         Custodian and Transfer Agent....................................................................   52
         Counsel and Independent Auditors................................................................   52
ORGANIZATION OF THE TRUST................................................................................   52
TAXATION.................................................................................................   53
         Taxation of the Fund............................................................................   53
         Taxation of the Portfolio.......................................................................   54
         Sales of Share..................................................................................   55
         Foreign Withholding Taxes.......................................................................   55
FINANCIAL STATEMENTS.....................................................................................   56
APPENDIX.................................................................................................   57

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund to do so.

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities (`Fixed Income Securities') of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's (`S&P'), Moody's Investors Service, Inc. (`Moody's'), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization (`NRSRO'), or, if not rated by a NRSRO, of comparable quality as determined by the Adviser in its sole discretion.

In addition, the Portfolio will enter into contracts (`Wrapper Agreements') with insurance companies, banks or other financial institutions (`Wrapper Providers') that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fund is designed as an alternative investment to guaranteed investment contracts (`GICs'), collective GIC funds, bank investment contracts (`BICS'), and so-called `synthetic GICs.' Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio.

                             Short-Term Instruments

Up to 35% of the Portfolio's total assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve (as defined below), to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in the opinion of the

Adviser, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets. When the Portfolio experiences large cash inflows, for example, through the sale of securities and attractive investments are unavailable in sufficient quantities, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments. In addition, when in the Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse market or other conditions, up to 100% of the Portfolio's assets may be invested in such short-term instruments.

Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, are deemed to be of comparable quality in the opinion of the Adviser; (3) commercial paper;
(4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Adviser. These instruments may be denominated in US dollars or in foreign currencies.

Other US government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the US Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (`STRIPS') or any similar program sponsored by the US Government. STRIPS are sold as zero coupon securities. See `Zero Coupon Securities.'

US Government Securities. The Portfolio may invest in obligations issued or guaranteed by the US government and include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association (`GNMA' or `Ginnie Mae'); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association (`FNMA' or `Fannie Mae') and Federal Home Loan Mortgage Corporation (`FHLMC' or `Freddie Mac').

Certificates of Deposit and Bankers' Acceptances. The Portfolio may invest in certificates of deposit and bankers' acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then `accepted' by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolio may invest in commercial paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Adviser, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

The Portfolio may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US Dollar-Denominated Fixed Income Securities. The Portfolio may invest in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

US Dollar-Denominated Foreign Securities. The Portfolio may invest in US dollar-denominated foreign government debt securities which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, `sovereign debt obligations'). Sovereign debt obligations, especially those of developing countries, may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include (but are not limited to) the International Bank for Reconstruction and Development (the `World Bank'), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Currently, the Portfolio intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

US Dollar-Denominated Sovereign and Supranational Fixed Income Securities. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations (`sovereign debt obligations'), especially sovereign debt obligations of developing countries may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Fixed Income Security Risk. Fixed income securities generally expose the Portfolio to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Portfolio's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio); and
(4) prepayment risk or call risk (the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid, or `called' prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates).

Foreign Securities Risk. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about US companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are US companies. Foreign securities markets may be less liquid and subject to less regulation than the US securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

Mortgage- and Asset-Backed Securities. The Portfolio may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties,
                         ----
commercial properties and mixed use properties.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Portfolio purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease yield to maturity and market values. To the extent that a Portfolio invests in mortgage-backed securities, the Adviser may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans (unrelated to mortgage loans) held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate-holder generally has no recourse against the entity that originated the loans.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as (but not limited to) motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The market for privately issued asset-backed securities is smaller and less liquid than the market for US government mortgage-backed securities. The asset-backed securities in which the Portfolio may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Government Guaranteed Mortgage-Backed Securities. The Portfolio's investments in mortgage-backed securities may include securities issued or guaranteed by the US Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as Ginnie Mae, Fannie Mae and Freddie Mac. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates (`REMIC Certificates'), collateralized mortgage obligations and stripped mortgage-backed securities. The Portfolio is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the `Housing Act'), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (`FHA Loans'), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended (`VA Loans'), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the US government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the Portfolio will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans:
(1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans (`buy down' mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the US government.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage
                                                             ----
loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans;
(4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and
(6) fixed-rate and adjustable mortgage loans secured by multifamily projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the `FHLMC Act'). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a `Freddie Mac Certificate group') purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Multiple Class Mortgage-Backed Securities (Collateralized Mortgage Obligations and REMIC Certificates). A Portfolio may invest in multiple class mortgage-backed securities including collateralized mortgage obligations (`CMOs') and REMIC Certificates. These securities may be issued by US Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the `Mortgage Assets'). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively. Although investors may purchase beneficial interests in REMICs, which are known as `regular' interests or `residual' interests; the Portfolio does not intend to purchase such residual interests in REMICs.

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (`PCs'). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a `tranche,' is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the underlying mortgage loans or the mortgaged assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the mortgaged assets may be allocated among the several tranches in various ways. In certain structures (known as `sequential pay' CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs and REMIC Certificates include, among others, `parallel pay' CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the mortgaged assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as `Z-Bonds'), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (`PAC') certificates, which are parallel pay REMIC Certificates that generally require that specified amounts or principal be applied on each payment date to one or more classes or REMIC Certificates (the `PAC Certificates'), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

Stripped Mortgage-Backed Securities. The Portfolio may purchase stripped mortgage-backed securities (`SMBS'), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from the mortgaged assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Adjustable Rate Mortgages-Interest Rate Indices. Adjustable rate mortgages in which the Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on US Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the `FHLB Eleventh District') that are member institutions of the Federal Home Loan Bank of San Francisco (the `FHLB of San Francisco'), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in US dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Mortgage-Backed Securities and Asset-Backed Securities--Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties; through various means of structuring the transaction; or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include `senior-subordinated securities' (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of `reserve funds' (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and `over-collateralization' (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Zero-Coupon Securities and Deferred Interest Bonds. The Portfolio may invest in zero coupon securities and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Portfolios will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolios' distribution obligations. See `Taxes.'

Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements entered into the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) `hybrid.' In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity (`evergreen'). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a `Benefit Event'). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers has been increasing in recent years. As of December 2000, there were approximately fourteen Wrapper Providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.

In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.

Risks of Wrapper Agreements. Each Wrapper Agreement obligates the Wrapper Provider to maintain the `Book Value' of a portion of the Portfolio's assets (`Covered Assets') up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement (`Crediting Rate'), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements entered into the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus amortization of gains and losses between the book value and the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemption of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in the Adviser's sole discretion, render their purchase inadvisable.

If, in the event of default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the `Portfolio Trust Board') determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Wrapper Agreements generally require that the Portfolio maintain a specified percentage of its total assets in short-term investments (`Liquidity Reserve'). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. For a description of Wrapper Provider ratings, see the Appendix of this SAI.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the `1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities , municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission ("SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a `safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

TBA Purchase Commitments. The Fund may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a `when, as and if issued' basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered being advantageous.

Additional US Government Obligations. The Portfolio may invest in obligations issued or guaranteed by US government agencies or instrumentalities. US government securities are high-quality debt securities issued or guaranteed by the US Treasury or by an agency or instrumentality of the US government. These obligations may or may not be backed by the `full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the US Postal Service, each of which has the right to borrow from the US Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the `GNMA'), the Farmers Home Administration and the Export-Import Bank.

Lower-Rated Debt Securities (`Junk Bonds'). The Portfolio may invest in debt securities rated in the fifth and sixth long-term rating categories by S&P, Moody's and Duff & Phelps Credit Rating Company, or comparably rated by another NRSRO, or if not rated by a NRSRO, of comparable quality as determined by the Adviser in its sole discretion.

These securities, often referred to as Junk Bonds or High Yield Debt Securities, are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality bonds tend to be affected by economic changes and short-term corporate and industry developments, as well as public perception of those changes and developments, to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates.

In addition, the market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may also affect the availability of outside pricing services to value lower-rated debt securities and the Portfolio's ability to dispose of these securities. In addition, such securities generally present a higher degree of credit risk. Issuers of lower-rated debt securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, the Adviser will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of the Portfolio.

                                  Derivatives

General. The Portfolio may invest in various instruments, including the Wrapper Agreements that are commonly known as `derivatives.' The Portfolio may invest in various instruments that are commonly known as `derivatives.' Generally, a derivative is a financial arrangement, the value of which is based on, or `derived' from, a traditional security, asset or market index. Some `derivatives' such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. For example, the Portfolio may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Portfolio will limit the leverage created by its use of derivative for investment purposes by `covering' such positions as required by the Commission. The Adviser may use derivatives in circumstances where the Adviser believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolio's investment in options, futures or forward contracts, and similar strategies depend on the Adviser's judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Adviser applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.

Options on Securities. The Portfolio may purchase and write (sell) put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities (`covered options') in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

A call option written by the Portfolio is `covered' if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the `exercise price') by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission (`net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a stock that might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option written by the Portfolio is `covered' when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a `closing purchase transaction.' The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may enter into a `closing sale transaction' which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Portfolio's books.

The Portfolio may also purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (`protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may also engage in options transactions in the over-the-counter (`OTC') market with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in US government securities, make these markets. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary US government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio's Board of Trustees. Unless the Trustees conclude otherwise, the

Portfolio intends to treat OTC options purchased and the assets used to `cover' OTC options written as not readily marketable and therefore subject to the Portfolio's limit on investments in illiquid securities.

Options on Securities Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash `exercise settlement amount' equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed `index multiplier.' Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in `Options on Securities,' the Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

As discussed in `Options on Securities,' the Portfolio would normally purchase put options in anticipation of a decline in the market value of the relevant index (`protective puts'). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. The Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company. In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Hedging Strategies. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These `hedging' strategies involve derivative contracts, including US Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

  . the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

  . the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

  . possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain `cover' or to segregate securities; and

  . the possibility that the Portfolio is unable to close out or liquidate its hedged position.

              Futures Contracts and Options on Futures Contracts

General. The Portfolio may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity Futures Trading Commission (the `CFTC') or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

The Portfolios may enter into futures contracts and options on futures contracts on securities, securities indices and currencies both to manage its exposure to changing interest rates, security prices and currency exchange rates and as an efficient means of managing allocations between asset classes. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be `bona fide hedging' will not exceed 5% of a Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

The successful use of futures contracts and options thereon draws upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on the Adviser's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated `contracts markets' by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of US government securities, foreign government securities or corporate debt securities. The Portfolio may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes and US Treasury Bills. The Portfolio may also enter into futures contracts that are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, the Portfolio must allocate cash or liquid securities as a deposit payment (`initial margin'). Daily thereafter, the futures contract is valued and the payment of `variation margin' may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some, but not many, cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

The purpose of the acquisition or sale of a futures contract, in cases where the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. The segregated assets maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash or liquid securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates or an index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Futures Contracts on Securities Indices. The Portfolio may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities . This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position. When used for hedging purposes, each transaction futures contracts on a securities index involves the establishment of a position which, the Adviser believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts (Including Futures Contracts on Securities Indices). The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when the Portfolio is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the premium received for writing the option (`exercise price'), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase.

If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Portfolio assumes when it purchases an option on futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Reverse Repurchase Agreements. And Dollar Rolls. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See `Borrowing' herein. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage `dollar rolls' in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical (same type, coupon and maturity), securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the `drop') or fees income and by the interest earned on the cash proceeds of the initial sale. A `covered roll' is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio may enter into both covered and uncovered rolls. At the time the Portfolio enters into a dollar roll transaction, it will segregate, with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

Borrowing. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its net assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of The Adviser to use leverage as a normal practice in the investment of the Portfolio's assets.

Asset Coverage. The Portfolio will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities to the extent the Portfolio's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Portfolio's obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede the Adviser or the Portfolio's ability to meet redemption requests or other current obligations. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a `senior security' (as defined in the 1940 Act) in connection with its use of such agreements.

For example, a call option written on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures contract, the Portfolio could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The Board of Trustees of the Portfolio has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the Portfolio may maintain 100% equity exposure. In compliance with current CFTC regulations, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

The use of options, futures and foreign currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Adviser's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Portfolio in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.

Except as set forth above under `Derivative Securities: Futures Contracts and Options on Futures Contracts' (and the sub-sections thereunder), there is no limit on the percentage of the assets of the

Portfolio that may be at risk with respect to futures contracts and related options or forward currency contracts. The Portfolio may not invest more than 15% of its total assets in purchased protective put options. The Portfolio's transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Portfolio as a regulated investment company for tax purposes. See `Taxation.' There can be no assurance that the use of these portfolio strategies will be successful.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in a Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in a Portfolio's securities is indirect. In addition to selling a beneficial interest to a Fund, a Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as a Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in a Portfolio is available from Deutsche Asset Management at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in a Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require a Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution `in kind' of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to a Portfolio.

A Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of a Portfolio is also not a fundamental policy. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

                                 Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

                             Investment Restrictions

The following investment restrictions are `fundamental policies' of the Fund and the Portfolio and may not be changed without the approval of a `majority of the outstanding voting securities' of the Fund or the Portfolio, as the case may be. `Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

Fundamental Restrictions. As a matter of fundamental policy, the Portfolio may not:

     (1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

     (2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

     (5) Concentrate its investments in any particular industry (excluding US government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

     (7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

     (8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding US government securities) of any one issuer.

Non-Fundamental Restrictions. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees or the Portfolio Trust or the Trust as applicable without shareholder approval):

     (i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

     (ii) sell securities it does not own (short sales). (This restriction does not preclude short sales `against the box' (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

     (iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

     (iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Trust Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices.

Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term `research, market or statistical information' includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Yield: Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. The 30-day yield for the Investment Class shares, Institutional Class Shares and Institutional Service Class for the period ending September 30, 2000 was 5.76%, 5.83% and 5.68%, respectively.

Total return: The Shares' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Shares' may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

       ======================= ===============================================
                                         Average Annual Total Returns
                                       Period Ending September 30, 2000
       ----------------------- -----------------------------------------------

   ----------------------------------------------------------------------
                                                    Since Commencement of
                                   One Year         Operations
   ----------------------------------------------------------------------
    Investment Class Shares
    (commencing operations
    September  23, 1998)           5.64%            5.44%
   ----------------------------------------------------------------------
    Institutional Class Shares
    (commencing operations
    December  12, 1997)            5.91%            5.81%
   ----------------------------------------------------------------------
    Institutional Service Class
    Shares
    (commencing operations
    April 1, 1998)                 5.75%            5.65%
   ======================================================================

Performance Results: Any performance information provided for the Shares' should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week,
                       -------------------------  --------  -------------
Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times,
--------------  ----------------------  ---------------  ---------------
Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper
---------------  ------  -------  ---------------  ----------------  ------
Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar
-------------------  ---------------------------------------  -----  -----------
Inc., New York Times, Personal Investing News, Personal Investor, Success, US
----  --------------  -----------------------  -----------------  -------  --
News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment
---------------------  ---------  -------------------  -----------------------
Companies Services, Working Women and Worth.
------------------  -------------     -----

Economic and Market Information. Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI').

                    VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by The Adviser pursuant to procedures adopted by the Portfolio's Trust Board.

The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value

(plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) (`FRR 1'), which concludes that there is `no automatic formula' for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the --

         type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

The Fund and the Portfolio each reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities and in Wrapper Agreements, as the same may be chosen by the Adviser in its sole discretion (a `redemption in kind'). Such securities and Wrapper Agreements shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the portfolio securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year (or more for non-participant directed withdrawals). The maintenance of Wrapper Agreements distributed in kind may also require that a withdrawing Plan or Plan Pool pay fees to the Wrapper Provider. Such fees are anticipated to be comparable to the fees paid by the Portfolio with respect to Covered Assets (typically 0.10% to 0.25% annually per dollar of Covered Assets). Wrapper Agreements distributed in kind will also require the portfolio securities covered be of a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely sell portfolio securities covered by a Wrapper Agreement, its management of the portfolio securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the agreements. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. In some cases, however, a Plan or Plan Pool may be able to further assign the Wrapper Agreements and covered securities to other commingled investment vehicles, such as a bank collective fund, and thereby avoid the imposition of these additional expenses.

The Trust, on behalf of the Fund, and the Portfolio have to redeem Shares or beneficial interests, respectively, with respect to any one investor during any 90-day period solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund or the Portfolio, as the case may be, at the beginning of the period. The Trust, on behalf of the Fund, received an exemptive order from the SEC with respect to redemptions in kind made to 5% or greater shareholders of the Fund.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive Portfolio Securities and Wrapper Agreements of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio at the close of business on the following business day.

The Fund and the Portfolio each reserves the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                            MANAGEMENT OF THE TRUSTS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, as the case may be. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trusts, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                      Trustees of the Trusts and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; former Vice President, International Business Machines (`IBM') and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930)-- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Retired; Director, Coutts (USA.) International; Trustee, Phoenix-Zweig Trust/2/ and Phoenix-Euclid Market Neutral Fund/2/; former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA/2/; Trustee, SG Cowen Mutual Funds/2/; Trustee, Japan Equity Fund/2/; Trustee, Taiwan Equity Fund/2/. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee, President and Chief Executive Officer of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management;

___________________________
/1/ The `Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

/2/ An investment company registered under the Investment Company Act of 1940, as amended (the `Act').

Director, Flag Investors Funds and ISI Family of Funds/2/; Managing Director, Deutsche Banc Alex. Brown LLC; Director and President, Investment Company Capital Corp; President, Morgan Grenfell Investment Trust; Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever US Corporation (1989 to present)/3/; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)/2/. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* `Interested Person' within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trusts' and Portfolio's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

______________________________

/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

                      Officers of the Trusts and Portfolio

RICHARD T. HALE -- President; see Trustees of the Trust above.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary and Vice President of the Trusts and Portfolio; Director, Deutsche Asset Management Americas since 1999; Director, DB Alex. Brown LLC and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1958) -- Treasurer of the Trusts and Portfolio; Director, Deutsche Asset Management since 2000; Vice President and Department Head, DB Alex. Brown LLC from 1998 to 1999; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No director, officer or employee of the Adviser or the principal underwriter or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                           Trustee Compensation Table

  ============================================================================
                          Aggregate      Aggregate         Total Compensation
   Name of Person,        Compensation   Compensation      from Fund Complex
   Position,              from Trust*    from Portfolio+   Paid to Trustees**
  ----------------------------------------------------------------------------
   Charles P. Biggar      $6,376         $7,652            $41,250
  ----------------------------------------------------------------------------
   S. Leland Dill         $6,313         $7,571            $41,250
  ----------------------------------------------------------------------------
   Martin J. Gruber       $6,376         $7,652            $41,250
  ----------------------------------------------------------------------------
   Richard J. Herring     $6,188         $7,440            $41,250
  ----------------------------------------------------------------------------
   Bruce E. Langton       $6,313         $7,571            $41,250
  ----------------------------------------------------------------------------
   Philip Saunders, Jr.   $6,313         $7,571            $41,250
  ----------------------------------------------------------------------------
   Harry Van Benschoten   $6,131         $7,337            $40,000
  ============================================================================
* The aggregate compensation is provided for the BT Pyramid Mutual Funds which is comprised of 6 funds.

+ Information is provided for the Trust's fiscal year ended September 30, 2000.

** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation is provided for the fiscal year ended December 31, 2000.

As of December 31, 2000, the Trustees and officers of the Trusts and the Fund owned in the aggregate less than 1% of the shares of any fund or the Trust (all series taken together).

As of December 31, 2000, the following shareholders owned 5% or more of the outstanding Investment Class Shares of the Fund: T. Rowe Price Trust Co. Cust. FBO Swedish American Healthcare 401K, P.O. Box 17215, Baltimore, MD 21297-1215 (32%); National Plus 410K Plan FBO Textile Workers Pension Fund, U/A DTD 03/30/89, c/o Monica Bender, 6 Blackstone Valley Place, Suite 302, Lincoln, RI 02865-1112 (23%); Scudder Trust Co. Cust., U/A DTD 09/01/1996, FBO Community Health Systems Inc., Retirement & Profit Sharing Plan, 11 Northeastern Blvd., Salem, NH 03079-1953 (17%); Suntrust Bank TTEE, Knoxville Utilities Board Asset Accumulation 401K Retirement Plan, C/O Fascorp, 8515 E. Orchard Rd., 2T2, Englewood, CO 80111-5037 (16%).

As of December 31, 2000, the following shareholders owned 5% or more of the outstanding Institutional Class Shares of the Fund: Chase Manhattan Bank Trustee, U/A 1/1/85 FBO Avon Employees, Savings Stock Ownership Plan, Attn: Anna Tikonoff, 130 Liberty Street, Floor 23, New York, NY 10006-1105 (62%); Robert E. Rich, Robert E. Rich Jr., David A. Rich TTEES U/A DTD 1/1/85, Rich Prods Retirement & Sav. Plan TR C/O James R. Haddad, 1150 Niagara St., Buffalo, NY 14213-1714 (11%); AllFirst Trust Co. NA, TTEE FBO The HABC Ret. Trust, Security Processing 109-911, PO Box 1596, Baltimore, MD 21203-1596 (10%); Partnershare Plan of Bankers Trust, New York Corporation and Affiliates, Amended and Restated 1/1/1997, Attn: Anna Tikonoff, 130 Liberty Street, Floor 23, New York, NY 10006-1105 (10%); Bankers Trust Company Cust, Avanti (USA) Inc. Investment Savings Plan, 100 Plaza One, MS 3048 C/O Laura Banerjee, Jersey City, NJ 07311-3999 (7%).

As of December 31, 2000, the following shareholders owned 5% or more of the outstanding Institutional Service Class Shares of the Fund: Bankers Trust Company Trustee, U/A DTD 07/01/1991 FBO The Sweetheart Cup Co. 401K PS & Retirement Plan, 100 Plaza One, Jersey City, NJ 07311-3901 (46%); Bankers Trust Co. Trustee, U/A DTD 10/01/1998, Grove US LLC Retirement Savings 401K, Attn:
Anna Tikonoff, 130 Liberty Street, Floor 23, New York, NY 10006-1105 (28%); Putnam Investments, Investors Way, Norwood MA 02062-1599 (26%).

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, Bankers Trust Company, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but require compliance with the Code's pre-clearance requirements and other restrictions including `blackout periods' and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to US public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, Inc., is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

                               Investment Adviser

Bankers Trust is the Portfolio's investment adviser. Bankers Trust is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

For the years ended September 30, 2000 and September 30, 1999, Bankers Trust earned $1,085,372 and $940,438, respectively, in compensation for investment advisory services.

At a special meeting held in 1999, shareholders of the Portfolio also approved a new investment advisory agreement with Deutsche Asset Management, Inc. (`Deutsche Asset Management, Inc.') (formerly Morgan Grenfell Inc.). The new investment advisory agreement with Deutsche Asset Management, Inc. may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not `interested persons' (`Independent Trustees'). Shareholders of the Portfolio also approved a new sub-investment advisory agreement among the Portfolio, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Deutsche Asset Management, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank.

                                  Administrator

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the periods ended September 30, 2000 and September 30, 1999, Bankers Trust earned $86,343 and $24,730, respectively, from the Investment Class, $195,848 and $180,759, respectively, from the Institutional Class, $104,682 and $80,733, respectively, from the Institutional Service Class in compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $88,275 and $22,639, respectively, to the Investment Class, $131,302 and $205,687, respectively, to the Institutional Class, and $76,388 and $102,600, respectively, to the Institutional Service Class to cover expenses.

For the periods ended September 30, 2000 and September 30, 1999, Bankers Trust earned $169,803 and $64,560, respectively, for administrative and other services provided to the Portfolio.

                           Waivers and Reimbursements

For the periods ended September 30, 2000 and September 30, 1999, Bankers Trust waived and/or reimbursed $458,651 and $430,972, respectively, to cover Fund and portfolio expenses.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust and the Portfolio pursuant to an administration and services agreement. As Custodian, it holds the Fund's and Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. (`ICCC'), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust and of the Portfolio pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses.

                        Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trusts. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania, 19103, acts as independent auditors of the Fund and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the

Fund, would not require the vote of the shareholders of the Fund, or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.

                                    TAXATION

                              Taxation of the Fund

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the `Income Requirement'), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), US government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than US government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by the Fund in the Portfolio will not cause the Fund to be liable for any income or franchise tax in the State of New York.

If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

                            Taxation of the Portfolio

The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a `publicly traded partnership.' As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

Certain futures and foreign currency contracts in which the Portfolio may invest may be subject to section 1256 of the Code (`section 1256 contracts'). Any section 1256 contracts held by the Portfolio at the end of each taxable year, other than contracts subject to a `mixed straddle' election made by the Portfolio, must be `marked-to-market' (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the 4% excise tax mentioned previously.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a `straddle' as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain `wash sale' rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and `short sale' rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

If the Portfolio has an `appreciated financial position'-- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any debt instrument (other than `straight debt') or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a `constructive sale' of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                                 Sale of Shares

Any gain or loss realized by a shareholder on the sale or other disposition of Shares, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to those Shares.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund will be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company (`RIC') under Subchapter M of the Code. The investment by the Fund in the Portfolio should not cause the Fund to be liable for any income or franchise tax in the State of New York.

The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

                               Backup Withholding

The Fund may be required to withhold US Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US Federal income tax liability.

                            Foreign Withholding Taxes

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                              Foreign Shareholders

A foreign shareholder is a shareholder that, for U.S. federal income tax purposes, is not a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust. Dividends (other than capital gains dividends and exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not "effectively connected" with a U.S. trade or business carried on by such foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% unless such rate is reduced by an applicable tax treaty. However, if a foreign shareholder's ownership of Fund shares is "effectively connected" with a U.S. trade or business carried on by such foreign shareholder, then none of the dividends distributed to that shareholder will be subject to such withholding and all of such dividends (other than exempt-interest dividends) will instead be subject to U.S. federal income tax on a net-income basis at the rates which are applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders that are treated as corporations for U.S. federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign shareholders on the sale of Fund shares and distributions (and deemed distributions) to foreign shareholders of the Fund's net capital gains (the excess of the Fund's net long-term capital gains over its net short-term capital losses) generally will not be subject to U.S. federal income or withholding tax if the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status unless the foreign shareholder is a nonresident alien individual who is physically present in the United States for more than 182 days during the taxable year.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended September 30, 2000 are incorporated herein by reference to the Annual Report to shareholders of the Fund dated September 30, 2000. A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                   APPENDIX

Description of Moody's Corporate Bond Ratings:

Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Duff & Phelps' Long-Term Debt Ratings:

  ==============================================================================

  ------------------------------------------------------------------------------
  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

  ------------------------------------------------------------------------------
  AA+       High credit quality. Protection factors are strong. Risk is modest
  AA        but may vary slightly from time to time because of economic
  AA-       conditions.

  ------------------------------------------------------------------------------
  A+        Protection factors are average but adequate. However, risk factors
  A         are more variable and greater in periods of economic stress.
  A-
  ----------------------------------------------------------------------------
  BBB+      Below-average protection factors but still considered sufficient for
  BBB       prudent investment. Considerable variability in risk during economic
  BBB-      cycles.

  -----------------------------------------------------------------------------
  BB+       Below investment grade but deemed likely to meet obligation when
  BB        due. Present or prospective financial protection factors fluctuate
  BB-       according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  ------------------------------------------------------------------------------
  B+        Below investment grade and possessing risk that obligations will not
  B         be met when due. Financial protection factors will fluctuate widely
  B-        according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  ------------------------------------------------------------------------------
  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  ------------------------------------------------------------------------------
  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

  ------------------------------------------------------------------------------
  DP        Preferred stock with dividend arrearages.

  ==============================================================================

Description of Moody's Short-Term Debt Ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Description of S&P Short-Term Issuer Credit Ratings:

A-1 An obligor rated `A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated `A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated `A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Description of Duff & Phelps' Commercial Paper Ratings:

D-1+ Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free US Treasury short term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Description of Moody's Insurance Financial Strength Ratings:

Aaa Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Description of S&P Claims Paying Ability Rating Definitions:

Secure Range:  AAA to BBB

`AAA' Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

`AA' Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

`A' Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

`BBB' Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range: BB to CCC

`BB' Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or `long-tail' policies, is vulnerable to adverse economic and underwriting conditions.

`B' Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

`CCC' Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

`R' Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The `R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Duff & Phelps' Claims Paying Ability Ratings:

  ==============================================================================
  AAA     Highest claims paying ability.  Risk factors are negligible.
  ------------------------------------------------------------------------------
  AA+     Very high claims paying ability. Protection factors are strong. Risk
  AA      is modest, but may vary slightly over time due to economic and/or
  AA-     underwriting conditions.

  ------------------------------------------------------------------------------
  A+      High claims paying ability. Protection factors are average and there
  A       is an expectation of variability in risk over time due to economic
  A-      and/or underwriting conditions.

  ------------------------------------------------------------------------------
  BBB+    Adequate claims paying ability. Protection factors are adequate. There
  BBB     is considerable variability in risk over time due to economic and/or
  BBB-    underwriting conditions.

  ------------------------------------------------------------------------------
  BB+     Uncertain claims paying ability and less than investment grade
  BB      quality. However, the company is deemed likely to meet these
  BB- obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.

  ------------------------------------------------------------------------------
  B+      Possessing risk that policyholder and contractholder obligations will
  B       not be paid when due. Protection factors will vary widely with changes
  B-      in economic and underwriting conditions or company fortunes.

  ------------------------------------------------------------------------------
  CCC There is substantial risk that policyholder and contractholder obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

  ------------------------------------------------------------------------------
  DD      Company is under an order of liquidation.

  ==============================================================================

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                January 29, 2001

Investment Adviser, Administrator and Custodian of each Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
One South Street
Baltimore, MD 21202

Transfer Agent
Investment Company Capital Corp. (`ICCC')
One South Street
Baltimore, Maryland 21202

Independent Auditors
Ernst & Young LLP
Two Commerce Square, 2001 Market Street
Philadelphia, PA 19103

Counsel
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

CUSIP Numbers:
055847834
055847818
055847826
COMBPPLUS SAI (1/01)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)      Declaration of Trust of the Trust; 1
         (i) Twelfth Amended and Restated Establishment and Designation of Series; 14
(b)      By-Laws of the Trust; 1
(c)      Instruments Defining Rights of Security Holders; 3
(d)      Investment Advisory Agreement dated June 4, 1999; 13
(e)      Distribution Agreement; 4
(f)      Bonus/Profit Sharing Contracts - Not Applicable;
(g)      Custodian Agreement between Registrant and Bankers Trust Company; 5
         (i) Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 6
(ii)     Cash Services Agreement between the Registrant and Bankers Trust
         Company; 7
(h)      Administration and Services Agreement; 8
         (i)        Exhibit D to Administration and Services Agreement; 4
         (ii)       Amended and Restated Shareholder Services Plan for BT
                    Prese rvationPlus Fund; 4
         (iii)      Agreement to Provide Shareholder Services for BT
                    Preservati onPlus Fund; 4
         (iv) Expense Limitation Agreement dated September 30, 1999 on behalf of Equity Appreciation Fund and PreservationPlus Fund; 13
         (v) Expense Limitation Agreement dated December 31, 1999, on behalf of BT Investment Money Market and BT Investment Equity 500 Index Funds; 14
         (vi) Expense Limitation Agreement dated March 31, 2000, on behalf of BT Institutional Asset Management Fund; 15
         (vii) Expense Limitation Agreement dated September 30, 2000, on behalf of BT PreservationPlus Fund; filed herewith
(i)      Other Opinions -- Not applicable;
(j)      Consent of Independent Accountants; filed herewith
(k)      Omitted Financial Statements - Not Applicable;
(l) Investment representation letters of initial shareholders of the Trust; 9
(m)      Rule 12b-1 Plans - Not applicable;
(n)      Financial Data Schedules - Not applicable;
(o)      Rule 18f-3 Plan (Multiple Class Expense Allocation); 2
         (i)   Revised Multiple Class Expense Allocation Plan; 6
(p)      Codes of Ethics for Funds, Adviser and Distributor; 16

____________________________________________
1. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.
3.       Incorporated by reference to Section 6.2 of Registrant's Declaration of
         Trust.
4. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement as filed with the Commission on November 24, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.
9. Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
10. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement as filed with the Commission on April 30, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement as filed with the Commission on May 28, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement as filed with the Commission on January 31, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement as filed with the Commission on April 30, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on June 26, 2001.

ITEM 24.   Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25.   Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Bankers Trust Company serves as investment adviser to the Portfolio. Bankers Trust Company, a New York banking corporation, is an indirect wholly owned subsidiary of Deutsche Bank AG. Bankers Trust Company conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank AG or its subsidiaries. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust Company who to our knowledge as of January 10, 2001, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann
Chairman of the Board and Chief Executive Officer, Bankers Trust Company; Chairman of the Board and Chief Executive Officer, Bankers Trust Corporation; Member, Board of Managing Directors, Deutsche Bank AG; Chairman of the Supervisory Board, Deutsche Bank Luxembourg, S.A.; Supervisory Board Memberships in: EUREX Frankfurt AG; EUREX Zurich AG; Linde AG, Stora Enso Oyj and Member of the Board, Vodafone Airtouch plc; Director, Deutsche Bank Americas Holding Corp.
Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Robert B. Allardice III
Director, Bankers Trust Company; Director, Bankers Trust Corporation; Advisory Director, Deutsche Bank Americas Holding Corp. Member, Board of Directors, Deutsche Bank Canada. Address: 31 West 52/nd/ Street, Fl. 28, New York, NY 10019-6160.

Hans H. Angermueller, Esq.
Director, Bankers Trust Company; Director, Bankers Trust Corporation; "Of Counsel", Shearman & Sterling; Director, Wharton Financial Institutions.
Address: Shearman & Sterling, 599 Lexington Avenue, Suite 1414, New York, New York 10022-6069.

George B. Beitzel
Director, Bankers Trust Company; Director, Bankers Trust Corporation; Private Investor; Directorships in: ACTUATE; Bitstream, Inc.; Computer Task Group, Inc.; and Staff Leasing Inc. Address: 29 King Street, Chappaqua, New York 10514-3432.

Yves. de Balmann
Director, Bankers Trust International, plc; Vice Chairman, Bankers Trust Corporation; Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Director, Aerospatiale Matra; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: 130 Liberty Street, New York, New York 10006.

Jessica P. Einhorn
Director, Bankers Trust Company; Director, Bankers Trust Corporation; Employee - Part time, Clark & Weinstock; Director, Council on Foreign Relations, Institute for International Economics, Pitney Bowes; Trustee, Rockefeller Brothers Fund; Member of the Executive Committee, Trilateral Commission, Chairperson, International Adv. Board, J.E. Robert Companies. Address: 2861 Brandywine Street, NW, Washington, DC 20008-2164.

William R. Howell
Director, Bankers Trust Company; Director, Bankers Trust Corporation; Chairman Emeritus, J.C. Penney Company, Inc.; Director, American Electric Power; Exxon Mobil Corporation; Pfizer, Inc.; Halliburton Company; Williams, Inc. Address:
J.C. Penney Company, Inc., 6501 Legacy Drive, Plano, Texas 75024-3698.

Hermann-Josef Lamberti

Director, Bankers Trust Company; Director and Vice Chairman, Bankers Trust Corporation; Executive Vice President, Deutsche Bank AG; Board memberships:
Euroclear plc (London); Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. L.L.C. Supervisory Board Memberships in: GZS (Frankfurt), the European Transaction Bank (e.t.b.), Moneyshelf AG; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Troyland S. Link
Managing Director, Bankers Trust Company; General Counsel, Bankers Trust Corporation; General Counsel, Deutsche Bank North America. Address: 1301 Sixth Avenue, Fl. 8, New York, NY 10019.

John A. Ross
President and Director, Bankers Trust Company; President and Director, Bankers Trust Corporation; Chief Executive Officer of the Americas, Deutsche Bank AG; President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; Director, Deutsche Bank Securities Inc. and DB Alex. Brown LLC; Board Member, Local Initiatives Support Corp. Address:
Deutsche Bank, 31 West 52nd Street, New York, New York 10101-6160.

Mayo A. Shadduck III
Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited; Vice Chairman, Bankers Trust Corporation; Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: One South Street, Baltimore, MD 21202.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag

Investors Series Funds, Inc., Flag Investors Funds, Inc. (formerly known as Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly known as Deutsche Portfolios), Morgan Grenfell Investment Trust, The Glenmede Fund, Inc. and The Glenmede Portfolios.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.


(1)                    (2)                              (3)
Name & Principal       Position & Offices with          Position & Offices with
Business Address       Distributor                      the Registrant
----------------       -----------------------          -----------------------
John Y. Keffer         President and Director           None
David R. Keffer        Director                         None
Ronald H. Hirsch       Treasurer                        None
Nanette K. Chern       Chief Compliance Officer         None
David I. Goldstein     Secretary                        None
Benjamin L. Niles      Vice President                   None
Frederick Skillin      Assistant Treasurer              None
Marc D. Keffer         Assistant Secretary              None

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                       Deutsche Asset Management
(Registrant)                               One South Street
                                           Baltimore, MD 21202

Bankers Trust Company:                     130 Liberty Street
(Custodian, Investment Adviser             New York, NY 10006
and Administrator)

Investment Company Capital Corp.:
(Transfer Agent and Dividend               One South Street
Distribution Agent)                        Baltimore, Maryland 21202

DST:
(Sub-Transfer Agent and                    127 West 10th Street
Sub-Dividend Distribution Agent)           Kansas City, MO 64105

ICC Distributors, Inc.:                    Two Portland Square
(Distributor)                              Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 29th day of January, 2001.

                            BT PYRAMID MUTUAL FUNDS

                      By:   /s/ Daniel O. Hirsch
                            --------------------
                            Daniel O. Hirsch, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 35 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                              TITLE                        DATE

By:  /s/ Daniel O. Hirsch         Secretary                    January 29, 2001
     --------------------
     Daniel O. Hirsch             (Attorney in Fact
                                  For the Persons Listed Below)

/s/ CHARLES A. RIZZO*             Treasurer (Principal
Charles A. Rizzo                  Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR *           Trustee
Charles P. Biggar

/s/ S. LELAND DILL*               Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*             Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*              Trustee, President and
Richard T. Hale                   Chief Executive Officer

/s/ RICHARD R. HERRING*           Trustee
Richard R. Herring

/s/ BRUCE E. LANGTON*             Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*         Trustee
Kelvin J. Lancaster

/s/ HARRY VAN BENSCHOTEN*         Trustee
Harry Van Benschoten

*By Power of Attorney Incorporated by reference to Post-Effective Amendment No.33 of BT Pyramid Mutual Funds as filed with the Commission on May 1, 2000.

                                  SIGNATURES

     BT INVESTMENT PORTFOLIOS has duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 29th day of January, 2001.

                           BT INVESTMENT PORTFOLIOS

                      By:  /s/ Daniel O. Hirsch
                           --------------------
                           Daniel O. Hirsch, Secretary

This Post-Effective Amendment No. 35 to the Registration Statement of BT Pyramid Mutual Funds has been signed below by the following persons in the capacities indicated with respect to ASSET MANAGEMENT PORTFOLIO.

NAME                             TITLE                          DATE

By:  /s/ Daniel O. Hirsch        Secretary                      January 29, 2001
     -------------------
     Daniel O. Hirsch            (Attorney in Fact
                                  For the Persons Listed Below)

/s/ CHARLES A. RIZZO*             Treasurer (Principal
Charles A. Rizzo                  Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR *           Trustee
Charles P. Biggar

/s/ S. LELAND DILL*               Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*             Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*              Trustee, President and
Richard T. Hale                   Chief Executive Officer

/s/ RICHARD R. HERRING*           Trustee
Richard R. Herring

/s/ BRUCE E. LANGTON*             Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*         Trustee
Kelvin J. Lancaster

/s/ HARRY VAN BENSCHOTEN*         Trustee
Harry Van Benschoten

*By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 33 of BT Pyramid Mutual Funds as filed with the Commission on May 1, 2000.

                            RESOLUTION RELATING TO
                    RATIFICATION OF REGISTRATION STATEMENTS

       (Approved by the Boards of each Investment Company with a Fiscal
Year End of September 30(each, a "Trust" or a "Portfolio Trust", as applicable)

     RESOLVED, That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
         (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

     RESOLVED, That the proper and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

     RESOLVED, That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That the proper officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if
         (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

     RESOLVED, That any and all actions heretofore or herafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.